Derivative Financial Instruments and Off-balance sheet Financial Instruments - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Limited partnership interests
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 118,600,000	$ 119,200,000
Mortgage loans
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	4,000,000	22,100,000
Fair value of off-balance-sheet financial instruments	$ 80,000